Employee Severance Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expense
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	$ 500	$ 300	$ 1,400
Selling and Marketing Expense
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	55	$ 0	$ 65
Cost of Revenue
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	$ 76